CAPITAL STOCK AND REVERSE STOCK SPLIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF WARRANTS ACTIVITY

A summary of activity during the six months ended June 30, 2023 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2022	159,974	$22.07
Granted	-	-
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, June 30, 2023	159,974	$22.07

A summary of activity during the period ended December 31, 2022 follows:

		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2020	6,250	$20.00
Granted	141,721	22.18
Reset feature	-	-
Exercised	(2,416)	5.80
Forfeited/canceled	-	-
Outstanding, December 31, 2021	146,842	$27.86
Granted	20,699	6.00
Reset feature	-	-
Exercised	(7,567)	-
Forfeited/canceled	-	-
Outstanding, December 31, 2022	159,974	$22.07

SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS

The following table summarizes information relating to outstanding and exercisable warrants as of June 30, 2023:

Exercisable Warrants Outstanding
	Weighted Average Remaining
Number of Shares	Contractual life (in years)	Weighted Average Exercise Price
6,250	2.45	$160.00
6,934	2.81	$120.00
15,666	3.07	$36.00
2,917	3.25	$36.00
32,837	3.04	$9.88
74,671	3.50	$7.44
20,699	3.86	$6.00
159,974	3.33	$22.07

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2022:

Warrants Outstanding			Warrants Exercisable
Number of Shares	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
6,250	2.95	$160.00	-	$-
6,934	3.31	$120.00	-	$-
15,666	3.57	$36.00	-	$-
2,917	3.75	$36.00	-	$-
32,837	3.80	$9.88	-	$-
74,671	4.00	$7.44	-	$-
20,699	4.36	$6.00	-	$-